Note 20 - Stock-based Compensation - Summary of Activity for Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding, beginning of year (in shares)	63,503	33,352
Granted (in shares)	31,267	30,151	33,352
Exercised (in shares)
Forfeited (in shares)	(1,701)
Outstanding, end of year (in shares)	93,069	63,503	33,352
Weighted average exercise price at end of year (in dollars per share)	$ 21.39	$ 20.45	$ 19.32